Commitments - Summary of Capital Expenditure Contracted But Not Yet Incurred (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital commitments [abstract]
Capital	$ 1,311	$ 15,641
Inventory	7,022	43,573
Total	$ 8,333	$ 59,214